Leases (Details Narrative) - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lease expense	$ 4,169,222	$ 3,316,866
Accounting Standards Update 2016-02 [Member]
Lease expense		$ 0